CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company recorded a debt discount of approximately $1.9 million for the value ascribed to the options issued in connection with the February 2011 Convertible Note using the following Black-Scholes inputs:

	February 8, 2011
Number of shares underlying the Options	285,714	285,714
Exercise price	$17.50	$35.00
Volatility	151%	151%
Risk-free interest rate	2.39%	2.39%
Expected dividend yield	0%	0%
Expected term (years)	5	5